EMPLOYEE BENEFITS (Tables)	6 Months Ended
Mar. 31, 2026
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATES OF REVENUE

The following table disaggregates the Group’s revenue by major sources:

	Six Months Ended March 3l,
	2025	2026
	RMB	RMB	USD
Engineering solutions of intelligent projects	97,860,980	120,264,552	17,434,699
Operation and maintenance of intelligent projects	4,303,976	3,682,377	533,833
Sales of equipment and materials of intelligent systems	10,290	345,882	50,142
Total	102,175,246	124,292,811	18,018,674

SCHEDULE OF REVENUES RECOGNIZED AT A POINT IN TIME OR OVER TIME

The following table summarizes the Group’s revenues recognized at a point in time or over time:

	Six Months Ended March 3l,
	2025	2026
	RMB	RMB	USD
Revenue recognized at a point in time	10,290	345,882	50,142
Revenue recognized over time	102,164,956	123,946,929	17,968,532
Total	102,175,246	124,292,811	18,018,674